QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 03/31/05
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Eastern European Equity Fund; and
Epoch International Small Cap Fund

                          EASTERN EUROPEAN EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            March 31, 2005(unaudited)


 Number of                                                       Market
   Shares            Security Description                        Value
-             -                                               -
              Common Stocks:                        97.88%

              Austria:                               2.24%

      10,000  Erste Bank Der Oester Spar                           524,435

      72,000  Immoeast Immobilien                                  672,835
                                                               ------------
                                                                 1,197,270
                                                               ------------

              Bulgaria:                              5.66%

     190,000  Equest Invest Bulgaria                             3,025,084
                                                              -------------


              Cayman Island:                         1.93%

      76,000  Rengaz Holdings Ltd.                               1,032,080
                                                              -------------


              Croatia:                               0.97%

      46,040  Pliva D D GDR                                        520,252
                                                              -------------


              Czech Republic:                        9.97%

     136,000  Cesky Telecom                                      2,557,267

      33,000  CEZ AS                                               584,155

      12,500  Komercni Banka                                     1,785,459

       8,400  Komercni Banka AS Sponsored ADR                      399,543
                                                              -------------
                                                                 5,326,424
                                                              -------------


              France:                                2.07%

      20,000  Orco Property Group                                1,107,356
                                                              -------------


              Great Britain:                         1.70%

      30,000  Celtic Resources Holdings                            238,095

     176,000  Highland Gold Mining Ltd.                            671,807
                                                              -------------
                                                                   909,902
                                                              -------------


              Hungary:                              19.83%

      85,000  Borsodchem RT                                      1,160,682

       9,464  Demasz RT                                            760,815

      13,400  Demaasz Rt. Grd                                      215,447

      17,530  Egis RT                                            1,565,879

       1,340  Gedeon Richter Ltd GDR Reg S                         178,220

       7,900  Richter Gedeon Vegyeszeti                          1,087,886

      12,050  Magyar Tavkozlesi RT. - A                            283,778

     250,650  Magyar Tavkozlesi RT.                              1,180,404

       1,000  Magyar Olay Es Gazipari RT                            80,900
              MOL Magyar Olay GDR Reg S
      16,650                                                     1,343,314

      50,000  OTP Bank                                           1,713,455

      15,000  OTP Bank GDR Reg S                                 1,018,500
                                                              -------------
                                                                10,589,280
                                                              -------------

              Israel:                                5.65%

     432,000  Bank Hapoalim Ltd.                                 1,454,532

     559,000  Bank Leumi Le-Israel                               1,565,456
                                                              -------------
                                                                 3,019,988
                                                              -------------

              Poland:                               13.46%

     235,995  Bank Millennium                                      253,912

      25,000  Bank Polska Kasa Opieki SA                         1,110,138

      10,030  Bank Polska Kasa Opieki                              445,388

       1,600  Bank Przemyslowohandlowy BPH                         255,674

      20,000  Bank Zachodni WBK SA                                 636,639

      12,011  Globe Trade Centre S.A.                              412,920

     129,000  PKO Bank Poslki S.A.                               1,141,557

      20,000  Polski Koncern Noftowy Orien S.A.                    290,307

     390,000  Telekomunikacja Polska SA                          2,644,278
                                                              -------------
                                                                 7,190,813
                                                              -------------

              Russia:                               29.28%

     212,100  AFK Sistema-Reg S Spons GDR                        3,446,625

      16,500  JSC Mining & Smelting SP ADR                         962,775

      25,000  Lukoil Oil Co Sponsored ADR                        3,385,000

      45,100  Mobile Telesystems                                 1,587,069

     102,100  Novy Neft Limited                                  2,013,738

     310,000  OAO Open Investments                               2,402,500

      26,000  Sibnetf - ADR*                                       405,600

       3,900  Vimpel Communications Spon ADR                       342,380

      42,000  Yukos Corp Sponsored ADR                              94,920
                                                              -------------
                                                                15,640,607
                                                              -------------

              Slovakia:                              1.80%

  28,679,636  Slovakian Koruna                                     963,451
                                                              -------------

              Slovenia:                              1.01%

       1,250  KRKA                                                 541,642
                                                              -------------

              Sweden:                                2.27%

      58,000  OriFlame Cosmetics SA-SDR                          1,214,647
                                                              -------------


              Total Securiites                      97.88%    $ 52,278,796
              Cash and Cash equivalents             13.12%       7,007,836
                                                 ----------   -------------
                                                 ----------   $ 53,412,850
                                                 ==========   =============

                       EPOCH INTERNATIONAL SMALL CAP FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 March 31, 2005
                                   (unaudited)


  Number                                       Market
of Shares           Description                Value
-----------     --------------------          ---------

                COMMON STOCK:        98.57%

                AEROSPACE:            0.48%
     1,300      Kobenhavns
                Lufthavne A/S                 $310,928
                                              ---------

                AIRLINES:             0.42%
    46,600      Auckland
                International                  269,115
                                              ---------

                APPAREL:              0.02%
    40,000      I.T Ltd.                        11,026
                                              ---------

                BANKING:              4.17%
    26,759      Anglo Irish Bank
                Corp.                          671,236
    49,100      Banca Fideuram SpA             251,754
    20,700      Banco Popolare Di
                Vernona E N                    387,150
    31,800      Bank of Queensland
                Limited                        252,639
   101,000      Hokuhoku Financial
                Group, Inc.                    306,890
   103,600      Kasikornbank
                Public Co. Ltd.                144,349
     7,600      National Bank of
                Greece                         257,811
   218,500      Siam City Bank
                Public Company                 139,652
                Limited
     1,063      St. Galler
                Kantonalbank                   279,596
                                              ---------

                                             2,691,077
                                             ---------

                BEVERAGES:            0.88%
    72,734      C&C Group plc                  295,890
    12,729      Wolverhampton &
                Dudl Breweries PLC             270,599
                                              ---------
                                               566,489
                                              ---------

                BUSINESS SERVICES:    0.66%
    83,000      Shimzu Corp.                   426,019
                                              ---------

                BROADCAST, RADIO,     0.63%
                TV:
    15,930      Usen Corp.                     408,080
                                              ---------

                BUILDING:             2.16%
    16,700      ACS, Actividades de
                Construccion y Servi           414,570
     6,800      Grupo
                Ferrovial,S.A.                 386,135
    20,900      YIT - Yhtyma Oyj               593,262
                                              ---------
                                             1,393,967
                                             ---------

                BUILDING MATERIALS:   2.36%
    54,468      BPB plc                        511,023
    25,400      Buzzi Unicem SpA               394,502
     3,400      Imerys SA                      257,629
    11,377      Travis Perkins                 360,100
                                              ---------
                                             1,523,255
                                              ---------

                CHEMICALS :           0.42%
    84,000      Mitsubishi Chemical
                Corporation                    268,586
                                              ---------

                COAL:                 1.08%
    96,700      Centennial Coal Company        356,818
   139,000      Mitsui Matsushima Co. Ltd      339,183
                                              ---------
                                               696,001
                                              ---------

                COMMERCIAL            0.89%
                SERVICES:
    79,000      Coates Hire Limited            284,173
       404      SGS SA                         292,179
                                              ---------
                                               576,352
                                              ---------

                COMPUTER DATA:        1.39%
    27,000      Axalto Holding N.V.            894,853
                                              ---------

                COMPUTER-INTEGRATED:  0.65%
       276      NIWS Co., Ltd.                 420,606
                                              ---------

                CONSTRUCTION:         3.31%
    10,000      Autoroutes du Sud
                de la France                   508,578
     9,200      Bilfinger Berger AG            458,804
    27,600      Hitachi Construction           381,642
                Machinery co.
    90,000      Kajima Corp.                   372,756
     9,003      Wienerberger AG                410,834
                                              ---------
                                             2,132,614
                                              ---------

                CONSUMER PRODUCTS :   0.47%
    19,700      Jeronimo Martins,
                SGPS, S.A.                     300,851
                                              ---------

                CONSULTING;           1.23%
    10,900      Alten                          269,171
   113,380      Serco Group PLC                523,301
                                              ---------
                                               792,471
                                              ---------

                CREDIT AND FINANCE:   1.02%
     5,900      Aeon Credit
                Service Company                399,364
   111,700      Baycorp Advantage Ltd.         259,225
                                              ---------
                                               658,589
                                              ---------

                DIVERSIFIED:          0.62%
   245,606      PHS Group Plc                  401,454
                                              ---------

                ELECTRIC UTILITIES:   1.31%
     9,000      Electric Power Development
                Co.                            277,674
    19,600      Public Power Corp.
                of Greece                      566,551
                                              ---------
                                               844,224
                                              ---------

                ELECTRICAL            0.60%
                EQUIPMENT:
    28,140      Ultra Electronics
                Holding Plc                    384,187
                                              ---------

                ENGINEERING:          2.23%
    41,600      Abengoa SA                     457,416
     8,800      KCI Konecranes Oyj             364,398
    78,200      Stolt Offshore SA              614,652
                                              ---------
                                             1,436,466
                                              ---------

                ENTERTAINMENT:        1.90%
    63,400      Gameloft.com                   258,742
    19,000      Intralot S.A.
                Integrated Lottery             583,780
    10,500      Lottomatica S.p.A.             381,297
                                              ---------
                                             1,223,819
                                              ---------

                FINANCIAL SERVICES:   2.27%
     7,300      Almancora Comm. Va             664,154
    53,254      Cattles plc                    340,133
    14,400      iShares MSCI
                South  Korea Index             458,064
                Fund
                                              ---------
                                             1,462,351
                                              ---------

                FINANCE -             1.33%
                INVESTMENT:
    23,200      Depfa Bank plc                 367,871
       128      Pargesa Holding AG             488,632
                                              ---------
                                               856,503
                                              ---------

                FOOD:                 1.66%
   362,000      China Mengniu
                Dairy Co. Ltd.                 245,993
    34,800      Elior                          443,707
    68,641      Premier Foods plc              379,069
                                              ---------
                                             1,068,769
                                              ---------

                FREIGHT:              0.94%
    10,800      Koninklijke Royal  P& O
                Nedlloyd Nv                    608,500
                                              ---------

                HARDWARE:             0.39%
    44,000      Chugoku Marine
                Paints, Ltd.                   253,403
                                              ---------

                HEALTHCARE            0.67%
                EQUIPMENT:
    12,436      Phonak Holding AG              429,871
                                              ---------

                HEALTHCARE            1.19%
                PRODUCTS:
     7,900      Amplifon SpA                   481,044
     1,304      Straumann AD                   283,359
                                              ---------
                                               764,403
                                              ---------

                HEALTH CARE           0.70%
                SERVICES:
   174,200      DCA Group Ltd.                 452,783
                                              ---------

                HEALTH CARE:          0.37%
    11,900      Generale de Sante              236,639
                                              ---------

                HOLDING COMPANIES:    1.68%
   126,737      Bodycote Intl Plc              414,314
     3,400      Eiffage SA                     393,293
    16,173      Northgate Plc                  274,287
                                              ---------
                                             1,081,895
                                              ---------

                HOME BUILDERS:        0.88%
    45,407      McCarthy & Stone plc           566,300
                                              ---------

                HUMAN RESOURCES:      1.59%
       197      The Goodwill
                Group, Inc.                    410,724
    34,500      Vedior NV CVA                  615,207
                                              ---------
                                             1,025,930
                                              ---------

                IMPORT/EXPORT:        0.31%
    39,000      ITOCHU Corp.                   196,896
                                              ---------

                INDUSTRIAL            1.20%
                PRODUCTS:
    37,000      Air Water Inc.                273,972
    33,000      Yara International ASA        503,017
                                              ---------
                                              776,988
                                              ---------
                INFORMATION           0.44%
                SERVICES:
    15,700      Indra Sistemas SA             282,412
                                              ---------

                INSURANCE:            0.85%
    13,800      Hanover Rueckversicherung AG  547,229
                                              ---------

                INSURANCE -           0.70%
                BROKERS:
    15,500      April Group                   454,283
                                              ---------

                INSURANCE-FINANCIAL:  0.68%
     4,900      AMB Generali
                Holding AG                     439,752
                                              ---------

                INSURANCE-MULTI-LINE: 0.69%
    15,900      Fondiaria - Sai S.p.A.         442,654
                                              ---------

                INTERNET - CONTENT:   0.53%
       142      Index Corp.                    342,521
                                              ---------

                INSURANCE -           0.92%
                PROPERTY:
    35,243      Homeserve Plc                  594,376
                                              ---------

                INVESTMENT            0.61%
                COMPANIES:
   141,100      Macquarie
                Infrastructure                 392,945
                Group
                                              ---------

                MACHINERY:            1.41%
    76,000      Kubota Corp.                   406,432
    24,600      Mori Seiki Co. Ltd.            261,042
       653      Schindler Holding AG           242,704
                                              ---------
                                               910,178
                                              ---------

                MINING:               0.23%
    35,400      Banpu Public
                Company Ltd.                   146,614
                                              ---------

                MACHINERY-INDUSTRIAL: 0.67%
     3,600      Krones AG                      435,144
                                              ---------

                MARKETING:            0.97%
     2,950      Moshi Moshi
                Hotline, Inc.                  282,699
    30,167      Shire
                Pharmaceutical                 344,595
                Group plc
                                              ---------
                                               627,294
                                              ---------

                MANUFACTURING:        7.23%
    10,100      Aalberts
                Industries N.V.                523,115
     5,000      Andritz AG                     448,011
     5,800      Bekaert NV                     488,861
    15,518      Cobham plc                     409,649
    42,500      Getinge AB                     636,607
    19,000      NEOMAX Co.                     449,420
    17,800      Orica Limited                  251,296
   101,000      Sumitomo Chemical Co           500,467
     7,600      SYSMEX Corporation             434,144
    86,958      Whatman plc                    402,583
     1,500      Wincor Nixdorf AG              119,899
                                              ---------
                                             4,664,054
                                              ---------

                MEDIA:                0.59%
    14,500      Schibsted ASA                  382,340
                                              ---------

                MEDICAL PRODUCTS:     2.57%
     1,600      Nobel Biocare
                Holding AG                     337,948
    44,650      Smith & Nephew plc             419,754
    29,800      Terumo Corp.                   899,907
                                              ---------
                                             1,657,608
                                              ---------

                MEDICAL - DRUGS:      1.25%
    11,317      Merck KGaA                     808,988
                                              ---------

                METAL PRODUCTS:       0.78%
     4,950      Umicore                        503,750
                                              ---------

                MEDICAL -             1.08%
                HOSPITALS:
    10,500      Orpea                          434,793
     4,100      Rhoen-Klinikum AG              260,580
                                              ---------
                                               695,373
                                              ---------

                MEDICAL/DENTAL:       0.44%
     3,500      Nakanishi, Inc.                282,068
                                              ---------

                METAL:                0.62%
    59,000      Dowa Mining Co.                398,813
                                              ---------

                MISCELLANEOUS:        2.01%
    10,700      Benesse Corporation            364,136
    11,400      ISS A/S                        928,753
                                              ---------
                                             1,292,889
                                              ---------

                NATURAL GAS:          1.16%
    24,600      Enagas                         376,002
        69      Inpex Corp.                    370,288
                                              ---------
                                               746,290
                                              ---------

                NETWORKING:           0.10%
     1,300      Societe des Auto-routes du
                Nord                            66,571
                                              ---------

                OFFICE SUPPLIES:      0.71%
     5,300      Neopost SA                     460,151
                                              ---------

                OIL-INTEGRATED:       0.40%
   158,200      Thai Oil Public Company
                Limited                        254,803
                                              ---------

                OIL & GAS :           3.89%
    37,600      AOC Holdings, Inc.             549,095
    71,500      Burren Energy plc              684,330
     1,000      OMV AG                         318,560
   175,430      Tullow Oil plc                 575,982
    14,300      Wartsila OYJ B Shares          379,153
                                              ---------
                                             2,507,120
                                             ---------

                PHARMACEUTICALS:      1.60%
     4,100      Fresenius AG
                Preferred                      473,200
    17,800      Stada Arzneimittel
                AG                             557,783
                                              ---------
                                             1,030,983
                                              ---------

                PRINTING &            2.41%
                PUBLISHNG:
    54,500      Eniro AB                       646,120
    24,100      Mondadori(Arnoldo) Editore
                S.p.A                          258,102
    26,380      PagesJuanes SA                 649,386
                                              ---------
                                             1,553,608
                                             ----------

                REAL ESTATE:          3.56%
    26,900      Fadesa Inmobiliaria SA         590,863
        40      Japan Real Estate
                Investment Corp.               327,225
     4,800      Pirelli & C. Real
                Estate S.p.A                   260,587
    36,994      Quintain Estates &
                Development plc                372,596
   179,300      Sonae SGPS SA                  270,325
    39,000      Sumitomo Realty &
                Development Co. Ltd.           471,821
                                              ---------
                                             2,293,418
                                              ---------

                RETAIL:               2.34%
    12,700      Bookoff Corp.                  285,560
     6,700      Groupe Bourbon SA              401,443
       190      Jelmoli Holding AG             274,981
    42,027      Punch Taverns Plc              546,383
                                              ---------
                                             1,508,367
                                              ---------

                RUBBER AND            0.35%
                PLASTICS:
   302,000      First Engineering Ltd.         228,885
                                              ---------

                STEEL:                0.66%
     5,528      Voestalpine AG                 427,928
                                              ---------

                SOFTWARE &            0.85%
                SERVICES:
    15,700      NDS Group plc                  545,261
                                              ---------

                TELECOMMUNICATIONS:   4.88%
   269,828      Eircom Group PLC               711,043
    19,700      Germanos SA                    607,848
    25,400      Mobilcom AG                    588,947
    10,700      PT Multimedia-Servicos         267,709
                de Telecomu
     6,400      TDC A/S                        270,472
    14,400      Telekom Austria AG             282,610
    39,600      Tandberg ASA                   415,479
                                              ---------
                                             3,144,107
                                              ---------

                TELECOM - CELLULAR:   0.41%
     3,000      Mobistar SA                    264,167
                                              ---------

                TELEVISION:           1.28%
    55,000      Yoshimoto Kogyo
                Co., Ltd.                      827,880
                                              ---------

                TRANSPORTATION:       1.83%
    22,200      Autostrada
                Torina-Milano                  494,552
                S.p.A.
    20,300      Prosegur, Compania
                de Seguridad SA                435,339
    48,000      Tokyu Corp.                    250,860
                                              ---------
                                             1,180,751
                                              ---------

                TRANSPORT-SERVICES:   0.46%
     1,364      Kuehne & Nagel
                International AG               295,253
                                              ---------

                UTILITIES:            0.82%
    48,200      Australian Gas
                Light Company                  529,465
                                              ---------

                WAREHOUSE:            0.74%
    79,000      Sumitomo Warehouse
                Co. Ltd.                       476,393
                                              ---------

                WATER:                0.79%
   152,768      Northumbrian Water
                Group Plc                      508,794
                                              ---------

                Total Securiites     98.57%   $63,563,735
                Cash and Cash         1.43%
                equivalents                       918,947
                                    ------   -------------
                Total Portfolio     100.00%   $64,482,682
                                    =======   ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 24, 2005
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: May 24, 2005
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: May 24, 2005
      ------------------------------------